Leases - Movements of lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Balance at beginning of period	€ 974	€ 804
Repayment of lease liabilities	(564)	(521)	€ (405)
New lease contracts	641	691
Balance at end of period	€ 1,051	€ 974	€ 804